Customer deposits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Classification:
Financial liabilities at amortized cost	R$ 583,220,576	R$ 489,953,489	R$ 468,961,069
Total	583,220,576	489,953,489	468,961,069
Current accounts (1)	36,598,932	26,607,407	41,742,247
Savings accounts	58,075,460	60,170,586	65,248,913
Time deposits	390,497,032	339,943,008	280,955,456
Repurchase agreements	98,049,152	63,232,488	81,014,453
Comprising:
Backed operations with Private Securities (2)	21,550,508	17,309,369	20,103,099
Backed operations with Government Securities	R$ 76,498,644	R$ 45,923,119	R$ 60,911,354